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UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549
FORM N-CSR
CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT
INVESTMENT COMPANIES
Investment Company Act file number 811-07404
Invesco Van Kampen California Value Municipal Income Trust

(Exact name of registrant as specified in charter)

1555 Peachtree Street, N.E., Atlanta, Georgia	30309

(Address of principal executive offices)	(Zip code)
Colin Meadows 1555 Peachtree Street, N.E., Atlanta, Georgia 30309

(Name and address of agent for service)
Registrant’s telephone number, including area code: (713) 626-1919
Date of fiscal year end: 10/31
Date of reporting period: 4/30/10

Item 1. Report to Shareholders.

SEMIANNUAL REPORT

April 30, 2010

MUTUAL FUNDS Van Kampen California Value Municipal Income Trust (VCV)

Privacy Notice information on the back.

On June 1, 2010, Invesco completed its acquisition of Van Kampen Investments and Morgan Stanley’s retail asset management business. This Trust was included in that acquisition and as of that date, became Invesco Van Kampen California Value Municipal Income Trust. Please visit www.invesco.com/transition for more information or call Invesco’s Client Services team at 800-959-4246.

Invesco Distributors, Inc.

Welcome, Shareholder

In this report, you’ll learn about how your investment in Van Kampen California Value Municipal Income Trust performed during the semiannual period. The portfolio management team will provide an overview of the market conditions and discuss some of the factors that affected investment performance during the reporting period. In addition, this report includes the trust’s financial statements and a list of trust investments as of April 30, 2010.

Market forecasts provided in this report may not necessarily come to pass. There is no assurance that the trust will achieve its investment objective. Trusts are subject to market risk, which is the possibility that the market values of securities owned by the trust will decline and that the value of the trust shares may therefore be less than what you paid for them. Accordingly, you can lose money investing in this trust.

Income may subject certain individuals to the federal Alternative Minimum Tax (AMT).

NOT FDIC INSURED	OFFER NO BANK GUARANTEE	MAY LOSE VALUE
NOT INSURED BY ANY FEDERAL GOVERNMENT AGENCY		NOT A DEPOSIT

Performance Summary as of 4/30/10 (Unaudited)

California Value Municipal Income Trust
Symbol: VCV
Average Annual	Based on	Based on
Total Returns	NAV	Market Price

Since Inception (4/30/93)	5.29%	5.49%

10-year	4.79	6.02

5-year	0.19	3.36

1-year	27.98	27.98

6-month	7.07	8.82

Performance data quoted represents past performance, which is no guarantee of future results, and current performance may be lower or higher than the figures shown. For the most recent month-end performance figures, please visit vankampen.com or speak with your financial adviser. Investment returns, net asset value (NAV) and common share market price will fluctuate and trust shares, when sold, may be worth more or less than their original cost.

NAV per share is determined by dividing the value of the Trust’s portfolio securities, cash and other assets, less all liabilities and preferred shares, by the total number of common shares outstanding. The common share market price is the price the market is willing to pay for shares of the Trust at a given time. Common share market price is influenced by a range of factors, including supply and demand and market conditions. Total return assumes an investment at the beginning of the period, reinvestment of all distributions for the period in accordance with the Trust’s dividend reinvestment plan, and sale of all shares at the end of the period. The Trust’s adviser has waived or reimbursed fees and expenses from time to time; absent such waivers/ reimbursements the Trust’s returns would have been lower. Periods of less than one year are not annualized.

The Barclays Capital California Municipal Bond Index is a broad based statistical composite of California municipal bonds. The Index is unmanaged and its returns do not include any sales charges or fees. Such costs would lower performance. It is not possible to invest directly in an index.

Trust Report
For the six-month period ended April 30, 2010

Market Conditions

Economic data released during the six-month reporting period indicated that the economy was expanding, although some investors continued to question whether the recession was really behind us. The housing market continued to lag and unemployment remained high, but hints of improvement began to appear late in the period when the April labor report showed that employment in the U.S. rose by its largest monthly increase in four years. The Federal Reserve maintained their accommodative monetary policy, leaving the federal funds target rate unchanged at near zero percent, but hiked the discount rate by 25 basis points to 0.75 percent in mid-February—perhaps an indication of monetary tightening ahead.

Municipal bond market performance slowed substantially during the reporting period from the historically large returns seen in previous months. The lower rated segment of the market continued to outperform as investor demand for lower quality, higher yielding bonds grew over the course of the period. For the six months ended April 30, 2010, the Barclays Capital High Yield Municipal Bond Index (the benchmark for the non-investment grade segment of the market) gained 6.70 percent while the Barclays Capital Municipal Bond Index (the benchmark for the investment grade segment) gained 3.68 percent. Overall, longer maturity issues outperformed those with shorter maturities. For the six months ended April 30, 2010, long bonds (those with maturities of 22 years or more) returned 5.09 percent while five-year bonds returned 3.22 percent, as measured by the respective Barclays Capital municipal bond indexes.

With regard to sectors, hospital bonds and tobacco bonds were among the top performers, outpacing the broad municipal market as rising demand for these lower quality issues helped boost returns. Revenue bonds outperformed general obligation bonds amid media reports of municipalities’ general financial weakness and ongoing weakness in tax collections.

Demand for municipal bonds overall remained steady, with approximately $24 billion flowing into municipal bond funds during the period. New issue supply remained relatively stable as well, totaling roughly $205 billion. However, 25 percent of that total issuance was in taxable Build America Bonds, thereby limiting the supply of traditional tax-exempt bonds. This has helped buoy tax-exempt bond prices and the relative value of municipal bonds overall versus other fixed income sectors.

The state of California still benefits from its large and diverse economic base and above-average wealth levels yet faces many challenges from its large exposure to the housing crisis, falling tax revenues, and recent budgetary shortfalls. In January 2010 the governor proposed a budget for fiscal year 2011 that seeks to close a $19 billion gap for the balance of fiscal year 2010 and for fiscal year 2011 and create a $1 billion surplus. This is to be accomplished through $8.5 billion of spending cuts, $7 billion of additional federal funds and $4 billion in other measures. As of the end of April,

California was rated Baa1/Stable by Moody’s, A-/Negative by S&P and BBB/Stable by Fitch. The state typically leads the national economy and we will continue to closely monitor its financial performance.

Performance Analysis

The Trust’s return can be calculated based upon either the market price or the net asset value (NAV) of its shares. NAV per share is determined by dividing the value of the Trust’s portfolio securities, cash and other assets, less all liabilities and preferred shares, by the total number of common shares outstanding, while market price reflects the supply and demand for the shares. As a result, the two returns can differ, as they did during the reporting period. On both an NAV basis and a market price basis, the Trust outperformed the Barclays Capital California Municipal Bond Index (the “Index”).

Total return for the six-month period ended April 30, 2010

		Barclays Capital California
Based on NAV	Based on Market Price	Municipal Bond Index

7.07%	8.82%	4.52%

Performance data quoted represents past performance, which is no guarantee of future results, and current performance may be lower or higher than the figures shown. Investment return, net asset value and common share market price will fluctuate and Trust shares, when sold, may be worth more or less than their original cost. See Performance Summary for additional performance information and index definition.

The Trust’s performance for the reporting period was primarily attributable to the following:

•	Exposure to longer maturity bonds was additive to performance as the long end of the municipal yield curve outperformed the shorter maturity segment of the curve for the overall reporting period.

•	Exposure to BBB rated credits also enhanced returns. Spreads on these issues tightened over the period, helping them to outperform higher quality issues.

•	The Trust’s tobacco bond holdings also boosted performance as strong demand drove prices higher in the sector, helping it to outperform the broad municipal bond market.

•	The portfolio’s minimal exposure to California general obligation bonds, however, was disadvantageous as tightening spreads on these securities led them to outperform the broad market.

The Trustees have approved a procedure whereby the Trust may, when appropriate, repurchase its shares in the open market or in privately negotiated transactions at a price not above market value or NAV, whichever is lower at the time of purchase. This may help support the market value of the Trust’s shares.

Market Outlook

Looking ahead, we expect municipal bonds may outperform other sectors of the fixed income market due to the prospect of higher income tax rates in the future as well as the reduction in supply of tax-exempt paper as municipalities continue to issue taxable Build America Bonds. There is some pressure, however, for municipal yields to rise, particularly on the front end of the yield curve, as the Federal Reserve continues to maintain their inflation-fighting status. We expect lower quality bonds will continue to outperform higher grade bonds as the economic recovery continues.

There is no guarantee that any sectors mentioned will continue to perform as discussed herein or that securities in such sectors will be held by the Trust in the future.

Ratings Allocations as of 4/30/10 (Unaudited)

AAA/Aaa	11.7%
AA/Aa	29.3
A/A	27.4
BBB/Baa	16.1
BB/Ba	0.7
Non-Rated	14.8

Top Five Sectors as of 4/30/10 (Unaudited)

Tax Allocation/Increment	13.4%
Higher Education	12.4
Hospital	7.8
Public Education	7.3
Special Tax Districts	6.4

Subject to change daily. Provided for informational purposes only and should not be deemed as a recommendation to buy or sell the securities mentioned or securities in the sectors shown above. Ratings allocations are as a percentage of total investments. Sectors are as a percentage of total long-term investments. Securities are classified by sectors that represent broad groupings of related industries. Van Kampen is a wholly owned subsidiary of a global securities firm which is engaged in a wide range of financial services including, for example, securities trading and brokerage activities, investment banking, research and analysis, financing and financial advisory services. Rating allocations based upon ratings as issued by Standard and Poor’s and Moody’s, respectively.

Portfolio Management

On June 1, 2010, Invesco completed its acquisition of Van Kampen Investments, and the Trust was part of that acquisition. Therefore, as of that date, the Trust’s investment adviser is Invesco Advisers, Inc. The following individuals associated with Invesco Advisers, Inc. are jointly and primarily responsible for the day-to-day management of the Trust’s portfolio:

•	Thomas Byron, Senior Portfolio Manager, has been responsible for the Trust since 2009. Prior to June 1, 2010, Mr. Byron was associated with Van Kampen Asset Management in an investment management capacity since 1981.

•	Robert J. Stryker, Senior Portfolio Manager, has been responsible for the Trust since 2009. Prior to June 1, 2010, Mr. Stryker was associated with Van Kampen Asset Management in an investment management capacity since 1994.

•	Robert W. Wimmel, Senior Portfolio Manager, has been responsible for the Trust since 2001. Prior to June 1, 2010, Mr. Wimmel was associated with Van Kampen Asset Management in an investment management capacity since 1996.

For More Information About Portfolio Holdings

Each Van Kampen trust provides a complete schedule of portfolio holdings in its semiannual and annual reports within 60 days of the end of the trust’s second and fourth fiscal quarters. The semiannual reports and the annual reports are filed electronically with the Securities and Exchange Commission (SEC) on Form N-CSRS and Form N-CSR, respectively. Van Kampen also delivers the semiannual and annual reports to fund shareholders, and makes these reports available on its public Web site, www.vankampen.com. In addition to the semiannual and annual reports that Van Kampen delivers to shareholders and makes available through the Van Kampen public Web site, each fund files a complete schedule of portfolio holdings with the SEC for the trust’s first and third fiscal quarters on Form N-Q. Van Kampen does not deliver the reports for the first and third fiscal quarters to shareholders, nor are the reports posted to the Van Kampen public Web site. You may, however, obtain the Form N-Q filings (as well as the Form N-CSR and N-CSRS filings) by accessing the SEC’s Web site, http://www.sec.gov. You may also review and copy them at the SEC’s Public Reference Room in Washington, D.C. Information on the operation of the SEC’s Public Reference Room may be obtained by calling the SEC at (800) SEC-0330. You can also request copies of these materials, upon payment of a duplicating fee, by electronic request at the SEC’s e-mail address (publicinfo@sec.gov) or by writing the Public Reference section of the SEC, Washington, DC 20549-1520.

You may obtain copies of a trust’s fiscal quarter filings by contacting Van Kampen Client Relations at (800) 341-2929.

Proxy Voting Policy and Procedures and Proxy Voting Record

You may obtain a copy of the Trust’s Proxy Voting Policy and Procedures without charge, upon request, by calling toll free (800) 341-2929 or by visiting our Web site at www.vankampen.com. It is also available on the Securities and Exchange Commission’s Web site at http://www.sec.gov.

You may obtain information regarding how the Trust voted proxies relating to portfolio securities during the most recent twelve-month period ended June 30 without charge by visiting our Web site at www.vankampen.com. This information is also available on the Securities and Exchange Commission’s Web site at http://www.sec.gov.

Investment Advisory Agreement Approval

On June 1, 2010, Invesco Ltd., an independent global investment management company, completed its purchase of substantially all of the retail asset management business of Morgan Stanley, including the investment adviser and certain other affiliated service providers to most of the Van Kampen funds (including the Fund) (the “Transaction”). As described in more detail below, in connection with the Transaction, the Fund’s Board of Trustees approved a new investment advisory agreement with Invesco Advisers, Inc. (“Invesco”), a subsidiary of Invesco Ltd., and a new master investment sub-advisory agreement with several of Invesco Ltd.’s wholly-owned affiliates (collectively, the “New Advisory Agreements”). Shareholders approved the New Advisory Agreements at a special meeting of shareholders held on April 16, 2010 to become effective upon closing of the Transaction. Thus, effective June 1, 2010, the Fund’s investment adviser, investment sub-advisers and certain other service providers are affiliates of Invesco Ltd. The Transaction did not result in any change to the Fund’s investment objective, principal investment strategies or the Fund’s portfolio management team.

Prior to the Transaction, the investment adviser for the Fund was Van Kampen Asset Management, a wholly owned subsidiary of Van Kampen Investments Inc. (“Van Kampen Investments”), which was an indirect wholly owned subsidiary of Morgan Stanley. As a result of the Transaction, the asset management business of Van Kampen Investments was combined with that of Invesco.

At several in-person and telephonic meetings held in August, September, October, November and December 2009, the Board discussed and ultimately approved the New Advisory Agreements. At these meetings, the Board considered information provided by Morgan Stanley, Van Kampen Investments and Invesco regarding, among other things: Invesco’s organization and personnel; business strategy; ownership structure; financial strength; affiliations (including other asset management affiliations); asset management practices and capabilities; legal and regulatory matters; and compliance matters. Emphasis during these meetings focused on Invesco being a global investment management leader with momentum in the U.S. retail market, and that the combination of Invesco and Morgan Stanley’s retail asset management business, including Van Kampen Investments, can bring additional value to the Fund’s shareholders. The parties discussed Invesco’s independence as a publicly traded entity, its strategic focus solely on the investment management business (including Invesco’s investment reputation, broad product line, service quality, industry relationships and objective of putting investors’ interests first) and its significant depth in resources, diversification, performance and experience. The parties discussed how the current Invesco and Van Kampen Investments businesses compare and complement each other and the synergies of the combined organization which management believes will benefit the Fund’s shareholders. The parties discussed aligning the Fund and other funds then advised by Van Kampen Asset Management together with other funds and products currently advised by Invesco and its affiliates towards using a single, common operating platform (which includes, among other things, common investment operating platforms, common global performance measurement and risk analysis, and common compliance policies and procedures). At these meetings the Board also discussed, in addition to the New Advisory Agreements, the expectation that Invesco and its affiliates would provide the Fund with administrative and client servicing services that were currently provided by Van Kampen Investments and its affiliates. The parties discussed these other services, and efforts to capitalize on synergy opportunities from combined scale for the benefit of shareholders, leveraging operating best practices across the organization and commitment to quality services. The members of the Board who are not “interested persons” of the Fund, as that term is defined in the Investment Company Act of 1940, as amended, conferred separately with their counsel and a consultant (each engaged specifically in connection with their review of the Transaction) about the Transaction on several occasions during the meetings conducted from August through December 2009.

In connection with the Board’s consideration of the New Advisory Agreements, the Trustees considered, among other things, the factors discussed above as well as the following:

Nature, Extent and Quality of the Services to be Provided. The Board considered the roles and responsibilities of the investment adviser (and its affiliates) as a whole and those specific to portfolio management, support and trading functions anticipated to be servicing the Fund. The Board noted that the current portfolio management team for the Fund is expected to remain the same under the New Advisory Agreements. The Trustees discussed with Invesco the resources available in managing the Fund. The Trustees also discussed certain other services that are to be provided by Invesco or its affiliates to the Fund including subadvisory services, certain global performance measurement and risk analysis, compliance, accounting, and administrative services. The Board has determined that the nature, extent and quality of the services to be provided by Invesco (and its affiliates) support its decision to approve the New Advisory Agreements.

Projected Fees and Expenses of the Fund. The Board considered that the advisory fee rate for the Fund would remain the same under the New Advisory Agreements as they are under the current advisory agreement. The Board had previously determined that such fees were acceptable under the current advisory agreement. The Board has determined that the projected fees and expenses of the Fund support its decision to approve the New Advisory Agreements.

Investment Adviser’s Expenses in Providing the Service and Profitability. At least annually, the Trustees expect to review Invesco’s expenses in providing services to the Fund and other funds advised by Invesco and the profitability of Invesco. In connection with the Fund, the Trustees discussed with Invesco its projected revenues and expenses, including among other things, revenues for advisory services, portfolio management-related expenses, and other costs. The Board has determined that the analysis of Invesco’s projected expenses and profitability support its decision to approve the New Advisory Agreements.

Economies of Scale. The Board noted that economies of scale were already reflected in the advisory fees. In future determinations of whether to approve the continuation of the advisory agreement, the Board will consider whether economies of scale exist and should be passed along to shareholders.

Other Benefits of the Relationship. The Board considered other benefits to Invesco and its affiliates derived from its relationship with the Fund and other funds advised by Invesco. These benefits include, among other things, fees for administrative services (which is reimbursement of Invesco’s cost or such reasonable compensation as may be approved by the Board), transfer agency services provided to other funds in the fund family, in certain cases research to be received by Invesco or its affiliates generated from commission dollars spent on funds’ portfolio trading, and in certain cases distribution or service related fees related to sales of other funds in the fund family. The Trustees reviewed with Invesco each of these arrangements and the reasonableness of its costs relative to the services performed. The Board has determined that the other benefits received by Invesco or its affiliates support its decision to approve the New Advisory Agreements.

Van Kampen California Value Municipal Income Trust
Portfolio of Investments  ■  April 30, 2010 (Unaudited)

Par
Amount
(000)	Description	Coupon	Maturity	Value

	Municipal Bonds 170.7% California 166.2%
$2,000	Abag Fin Auth For Nonprofit Corp CA Insd Rev Ctf Lincoln Glen Manor Sr Ctzn (CA MTG Insd)	6.100%	02/15/25	$2,001,460
2,000	Adelanto, CA Pub Util Auth Rev Rfdg Util Sys Proj, Ser A	6.750	07/01/39	2,054,720
1,725	Alhambra, CA Rev Atherton Baptist Homes, Ser A	7.500	01/01/30	1,795,673
3,540	Anaheim, CA Pub Fin Auth Lease Rev Cap Apprec Pub Impt Proj, Ser C (AGM Insd)	*	09/01/32	855,583
4,250	Anaheim, CA Redev Agy Tax Alloc Rfdg Merged Redev Proj Area, Ser A (AGM Insd) (a)	5.000	02/01/31	4,260,498
4,120	Apple Valley, CA Redev Agy Tax Alloc Proj Area No 2 (AMBAC Insd)	5.000	06/01/37	3,641,627
2,790	Banning, CA Cmnty Redev Agy Tax Alloc Merged Downtown (Radian Insd)	5.000	08/01/23	2,546,712
2,510	Bay Area Govt Assn CA Lease West Sacramento, Ser A (Syncora Gtd)	5.000	09/01/24	2,569,713
4,500	Bay Area Toll Auth CA Toll Brdg Rev San Francisco Bay Area, Ser F1 (a)	5.125	04/01/39	4,684,455
6,000	Bay Area Toll Auth CA Toll Brdg Rev, Ser F (a)	5.000	04/01/31	6,205,320
3,000	Beverly Hills, CA Uni Sch Dist Cap Apprec 2008 Election	*	08/01/28	1,196,490
1,510	Brea & Olinda, CA Uni Sch Dist Ctf Partn Rfdg, Ser A (AGM Insd)	5.500	08/01/20	1,599,528
3,535	Brea, CA Redev Agy Tax Alloc Rfdg, Ser A (AMBAC Insd)	5.500	08/01/20	3,568,335
3,000	California Cnty, CA Tob Sec Agy Tob Asset Bkd Los Angeles Cnty Sec (b)	0.00/5.450	06/01/28	2,376,630
2,000	California Ed Fac Auth Rev CA College Arts	5.000	06/01/35	1,683,100
7,480	California Ed Fac Auth Rev Claremont McKenna College (a)	5.000	01/01/38	7,695,424
1,000	California Ed Fac Auth Rev Pitzer College	5.000	04/01/30	991,240
2,000	California Ed Fac Auth Rev Pitzer College	5.375	04/01/34	2,034,520
1,445	California Ed Fac Auth Rev Pooled College & Univ, Ser B	5.250	04/01/24	1,368,401
10,200	California Ed Fac Auth Rev Univ Southn CA, Ser A (a)	5.250	10/01/39	10,956,432
2,500	California Hlth Fac Fin Auth Rev Adventist Hlth Sys West, Ser A	5.750	09/01/39	2,606,125
2,500	California Hlth Fac Fin Auth Rev Catholic Hlthcare West, Ser A	6.000	07/01/39	2,689,500
4,000	California Hlth Fac Fin Auth Rev Cedars Sinai Med Ctr	5.000	08/15/39	3,897,640
3,000	California Hlth Fac Fin Auth Rev Providence Hlth & Svc, Ser C	6.500	10/01/33	3,425,550
3,500	California Hlth Fac Fin Auth Rev Scripps Hlth, Ser A	5.000	11/15/36	3,494,820
3,000	California Hlth Fac Fin Auth Rev Sutter Hlth, Ser A	5.000	11/15/42	2,765,370

See Notes to Financial Statements

Van Kampen California Value Municipal Income Trust
Portfolio of Investments  ■  April 30, 2010 (Unaudited)  continued

Par
Amount
(000)	Description	Coupon	Maturity	Value

	California (Continued)
$2,300	California Hsg Fin Agy Rev Home Mtg, Ser E (FGIC Insd) (AMT)	5.000%	02/01/24	$2,143,577
8,480	California Hsg Fin Agy Rev Home Mtg, Ser G (AMT) (a)	4.950	08/01/23	7,900,731
6,300	California Hsg Fin Agy Rev Home Mtg, Ser I (AMT)	4.800	08/01/36	5,052,789
5,150	California Hsg Fin Agy Rev Home Mtg, Ser M (AMT) (a)	4.700	08/01/36	4,054,183
2,005	California Hsg Fin Agy Rev Multi-Family Hsg III, Ser A (NATL Insd) (AMT)	5.850	08/01/17	2,006,604
2,500	California Muni Fin Auth Ctf Partn Cmnty Hosp Cent CA	5.250	02/01/37	2,215,200
1,000	California Muni Fin Auth Ed High Tech High Chula Vista, Ser B (c)	6.000	07/01/28	906,520
1,000	California Pollutn Ctl Fin Auth Pollutn Ctl Rev Gas & Elec Rfdg, Ser A (NATL Insd)	5.900	06/01/14	1,125,300
3,500	California Pollutn Ctl Fin Auth Solid Waste Disp Rev Waste Mgmt Inc Proj, Ser B (AMT)	5.000	07/01/27	3,467,940
2,000	California Pollutn Ctl Fin Auth Solid Waste Disp Rev Waste Mgmt Inc Proj, Ser C (AMT) (d)	5.125	11/01/23	1,995,360
20	California Rural Home Mtg Fin Auth Single Family Mtg Rev Mtg Bkd Sec Pgm, Ser B (GNMA Collateralized) (AMT)	6.150	06/01/20	20,222
40	California Rural Home Mtg Fin Auth Single Family Mtg Rev Mtg Bkd Sec Pgm, Ser B (GNMA Collateralized) (AMT)	6.250	12/01/31	40,465
9,000	California St Dept Vet Affairs Home Pur Rev, Ser A (AMT) (a)	4.950	12/01/37	7,793,730
2,000	California St Dept Wtr Res Pwr Supply Rev, Ser F-5	5.000	05/01/22	2,197,560
3,000	California St Econ Recovery Rfdg, Ser A	5.250	07/01/21	3,364,830
3,000	California St Univ Rev Syswide, Ser A	5.250	11/01/38	3,117,750
10,000	California St Univ Rev Syswide, Ser D (AGM Insd) (a)	4.500	11/01/37	9,464,400
1,150	California St Var Purp	5.750	04/01/31	1,237,975
1,400	California St Vet, Ser CD (AMT)	4.600	12/01/32	1,202,026
2,500	California Statewide Cmnty Dev Auth CHF Irvine LLC UCI East Campus	5.750	05/15/32	2,538,475
2,230	California Statewide Cmnty Dev Auth CHF Irvine LLC UCI East Rfdg	5.000	05/15/38	2,038,844
1,250	California Statewide Cmnty Dev Auth Rev CA Baptist Univ, Ser A	5.500	11/01/38	1,034,400
2,000	California Statewide Cmnty Dev Auth Rev FHA Insd Mtg Methodist Hosp Proj (FHA Gtd)	6.750	02/01/38	2,226,760
1,500	California Statewide Cmnty Dev Auth Rev Front Porch Cmnty & Svc, Ser A (c)	5.125	04/01/37	1,325,715
1,825	California Statewide Cmnty Dev Auth Rev Hlth Fac Adventist Hlth, Ser A	5.000	03/01/19	1,888,035

See Notes to Financial Statements

Van Kampen California Value Municipal Income Trust
Portfolio of Investments  ■  April 30, 2010 (Unaudited)  continued

Par
Amount
(000)	Description	Coupon	Maturity	Value

	California (Continued)
$2,750	California Statewide Cmnty Dev Auth Rev Insd Enloe Med Ctr (CA MTG Insd)	6.250%	08/15/28	$2,870,697
2,000	California Statewide Cmnty Dev Auth Rev Kaiser Permanente, Ser A	5.000	04/01/19	2,164,020
2,000	California Statewide Cmnty Dev Auth Rev Sr Living Southn CA Presbyterian Homes	7.250	11/15/41	2,176,520
2,000	California Statewide Cmntys Dev Auth Rev Amern Baptist Homes West	6.250	10/01/39	1,999,880
260	Carlsbad, CA Spl Tax Escrow Cmnty Fac 3 Impt Area 2	6.050	09/01/28	239,200
845	Carlsbad, CA Spl Tax Escrow Cmnty Fac 3 Impt Area 2	6.150	09/01/38	757,847
2,000	Carson, CA Redev Agy Tax Alloc Rfdg, Ser A (NATL Insd)	5.000	10/01/23	2,001,100
1,085	Cathedral City, CA Pub Fin Auth Rev Cap Apprec, Ser A (NATL Insd)	*	08/01/27	374,607
1,085	Cathedral City, CA Pub Fin Auth Rev Cap Apprec, Ser A (NATL Insd)	*	08/01/28	350,965
1,085	Cathedral City, CA Pub Fin Auth Rev Cap Apprec, Ser A (NATL Insd)	*	08/01/30	302,324
1,085	Cathedral City, CA Pub Fin Auth Rev Cap Apprec, Ser A (NATL Insd)	*	08/01/31	282,089
1,085	Cathedral City, CA Pub Fin Auth Rev Cap Apprec, Ser A (NATL Insd)	*	08/01/32	263,622
1,085	Cathedral City, CA Pub Fin Auth Rev Cap Apprec, Ser A (NATL Insd)	*	08/01/33	246,827
220	Cerritos, CA Cmnty College Dist Election 2004, Ser A (NATL Insd)	5.000	08/01/27	226,862
2,000	Chula Vista, CA Cmnty Fac Dist Spl Tax No 01-1 Impt Area San Miguel, Ser B	5.350	09/01/26	1,735,580
2,000	Chula Vista, CA Indl Dev Rev San Diego Gas, Ser A	5.300	07/01/21	2,126,280
1,540	Chula Vista, CA Redev Agy Tax Alloc Sub Bayfront Rfdg, Ser B	5.250	10/01/27	1,330,853
1,605	Coachella, CA Fin Auth Tax Alloc Rev Redev Proj 4 Rfdg, Ser B (Syncora Gtd)	5.250	09/01/34	1,455,639
970	Coachella, CA Redev Agy Tax Alloc Proj Area No 3 Rfdg	5.875	12/01/28	864,813
2,000	Colton, CA Redev Agy Tax Alloc Mt Vernon Corridor Redev Proj	6.300	09/01/36	2,001,300
1,600	Commerce, CA Jt Pwr Fin Auth Lease Rev Cmnty Ctr Proj (Syncora Gtd)	5.000	10/01/29	1,488,944
2,000	Commerce, CA Jt Pwr Fin Auth Lease Rev Cmnty Ctr Proj (Syncora Gtd)	5.000	10/01/34	1,797,140
1,750	Compton, CA Wtr Rev	6.000	08/01/39	1,775,847
1,975	Daly City, CA Hsg Dev Fin Agy Mobile Home Pk Rev Third Tier Franciscan Rfdg, Ser C	6.500	12/15/47	1,712,661

See Notes to Financial Statements

Van Kampen California Value Municipal Income Trust
Portfolio of Investments  ■  April 30, 2010 (Unaudited)  continued

Par
Amount
(000)	Description	Coupon	Maturity	Value

	California (Continued)
$2,000	Desert Hot Springs, CA Redev Agy Tax Alloc Merged Redev Proj, Ser A-2	5.750%	09/01/38	$1,945,360
1,125	El Cerrito, CA Redev Agy Tax Alloc Redev Proj Area Rfdg, Ser B (NATL Insd) (AMT)	5.250	07/01/15	1,220,962
1,000	Emeryville, CA Pub Fin Auth Rev Shellmound Pk Redev & Hsg Proj, Ser B (NATL Insd)	5.000	09/01/19	1,000,270
1,000	Fairfield, CA Cmnty Fac Dist Spl Tax No 2007-1 Fairfield Commons	6.875	09/01/38	958,490
5,155	Florin, CA Res Consv Dist Cap Impt Elk Grove Wtr Svc, Ser A (NATL Insd)	5.000	09/01/33	4,667,440
3,000	Folsom, CA Pub Fin Auth Spl Tax Rev, Ser A (AMBAC Insd)	5.000	09/01/28	2,785,350
3,000	Folsom, CA Spl Tax Cmnty Fac Dist No 2 Rfdg (Connie Lee Insd)	5.250	12/01/19	3,000,990
1,000	Fontana, CA Redev Agy Tax Alloc Southwest Indl Park Proj (NATL Insd)	5.000	09/01/22	999,960
1,950	Fontana, CA Redev Agy Tax Alloc Southwest Indl Park Proj (NATL Insd)	5.200	09/01/30	1,858,135
2,950	Foothill/Eastern Corridor Agy CA Toll Rd Rev (e)	*	01/01/27	1,461,046
10,000	Foothill/Eastern Corridor Agy CA Toll Rd Rev Cap Apprec Rfdg	*	01/15/25	3,624,700
15,000	Foothill/Eastern Corridor Agy CA Toll Rd Rev Cap Apprec Rfdg	*	01/15/26	5,097,750
5,000	Foothill/Eastern Corridor Agy CA Toll Rd Rev Cap Apprec Rfdg	*	01/15/31	1,205,200
5,500	Foothill/Eastern Corridor Agy CA Toll Rd Rev Conv Cap Apprec Rfdg	5.875	01/15/27	5,485,535
1,955	Garden Grove, CA Agy Cmnty Dev Sub Nt (Acquired 5/27/08, Cost $1,702,903) (f)	6.000	10/01/27	1,609,786
1,085	Golden St Tob Sec Corp CA Tob Settlement Rev Asset Bkd Sr, Ser A-1	4.500	06/01/27	997,343
5,435	Golden St Tob Sec Corp CA Tob Settlement Rev Asset Bkd Sr, Ser A-1	5.750	06/01/47	4,189,461
3,000	Hawthorne, CA Spl Tax Cmnty Fac Dist No, Ser 2006-1	5.000	09/01/36	1,946,970
3,000	Indio, CA Redev Agy Tax Alloc Sub Merged Redev Proj Area, Ser A	5.625	08/15/35	2,915,010
3,435	Irvine, CA Pub Fac & Infrastructure Auth Assmt Rev, Ser B (AMBAC Insd)	5.000	09/02/22	3,378,906
1,000	Jurupa, CA Cmnty Svc Dist Spl Tax Cmnty Fac Dist No 24, Ser A	6.375	09/01/27	1,009,210
1,325	Jurupa, CA Cmnty Svc Dist Spl Tax Cmnty Fac Dist No 24, Ser A	6.625	09/01/38	1,331,996
1,000	La Quinta, CA Fin Auth Loc Agy Rev, Ser A (AMBAC Insd)	5.250	09/01/24	1,005,700

See Notes to Financial Statements

Van Kampen California Value Municipal Income Trust
Portfolio of Investments  ■  April 30, 2010 (Unaudited)  continued

Par
Amount
(000)	Description	Coupon	Maturity	Value

	California (Continued)
$1,420	La Quinta, CA Redev Agy Tax Alloc Redev Proj Area No 1 (AMBAC Insd)	5.000%	09/01/22	$1,425,950
1,500	La Quinta, CA Redev Agy Tax Redev Proj Area No 1 (AMBAC Insd)	5.125	09/01/32	1,402,455
1,000	Lancaster, CA Redev Agy Tax Comb Redev Proj Areas	6.875	08/01/39	1,115,460
1,000	Lathrop, CA Impt Bd Act 1915 Mossdale Vlg Assmt Dist 03-1	5.000	09/02/25	788,170
1,000	Loma Linda, CA Redev Agy Tax Loma Linda Redev Proj Rfdg (NATL Insd)	5.125	07/01/30	1,012,830
145	Long Beach, CA Bd Fin Auth Tax Alloc Rev North Long Beach Redev Proj, Ser A (AMBAC Insd)	5.375	08/01/21	145,695
3,555	Long Beach, CA Hbr Rev, Ser A (NATL Insd) (AMT)	5.250	05/15/18	3,594,283
2,000	Long Beach, CA Spl Tax Long Beach Towne Ctr	5.750	10/01/25	1,997,860
5,000	Los Angeles, CA Cmnty College Dist 2003 Election, Ser F1 (a)	5.000	08/01/33	5,125,350
2,215	Los Angeles, CA Cmnty Redev Agy Multi-Family Hsg Rev Grand Cent Square Rfdg, Ser B (AMBAC Insd) (AMT)	4.750	12/01/26	1,819,069
3,000	Los Angeles, CA Ctf Partn Sr Sonnenblick Del Rio W LA (AMBAC Insd)	6.000	11/01/19	3,062,400
1,230	Los Angeles, CA Dept Arpt Rev LA Intl Arpt, Ser C	5.125	05/15/33	1,275,485
2,000	Los Angeles, CA Dept Arpts Sr, Ser A	5.000	05/15/35	2,055,620
2,000	Los Angeles, CA Dept Wtr & Pwr Wtrwks Rev Sys, Ser A	5.375	07/01/38	2,153,360
2,000	Los Angeles, CA Uni Sch Dist, Ser D	5.000	01/01/34	2,039,660
4,000	Los Angeles, CA Wtr & Pwr Rev Pwr Sys, Ser A-1 (a)	5.250	07/01/38	4,291,960
1,250	Los Angeles Cnty, CA Sch Regionalized Business Svc Ctf Partn Cap Apprec Pooled Fin, Ser A (AGM Insd)	5.000	09/01/28	1,263,300
1,200	Los Angeles Cnty, CA Sch Regionalized Business Svc Ctf Partn Cap Apprec Pooled Fin, Ser A (AMBAC Insd)	*	08/01/26	384,300
2,000	Mendocino Cnty, CA Ctf Partn Cnty Pub Fac Corp (NATL Insd)	5.250	06/01/30	1,918,440
1,900	Metropolitan Wtr Dist Southn CA Auth, Ser B-2 (NATL Insd)	5.000	10/01/26	2,045,711
2,000	Montclair, CA Redev Agy Mobile Home Pk Rev Hacienda Mobile Home Pk Proj	6.000	11/15/22	2,011,740
2,055	Morongo Band of Mission Indians CA Enterprise Rev Indians Enterprise Casino, Ser B (c)	5.500	03/01/18	1,945,838
2,175	Morongo Band Of Mission Indians CA Enterprise Rev Indians Enterprise Casino, Ser B (c)	6.500	03/01/28	2,039,715
3,180	Mount Diablo, CA Uni Sch Dist (AGM Insd) (a)	5.000	08/01/26	3,240,770
1,730	National City, CA Cmnty Dev Commn Tax Alloc National City Redev Proj, Ser A (AMBAC Insd)	5.500	08/01/32	1,684,380

See Notes to Financial Statements

Van Kampen California Value Municipal Income Trust
Portfolio of Investments  ■  April 30, 2010 (Unaudited)  continued

Par
Amount
(000)	Description	Coupon	Maturity	Value

	California (Continued)
$2,000	Needles, CA Pub Util Auth Util Sys Acquisition Proj, Ser A	6.500%	02/01/22	$1,999,960
1,000	Orange Cnty, CA Arpt Rev, Ser A	5.000	07/01/31	1,013,890
1,000	Oxnard, CA Uni High Sch Dist Rfdg, Ser A (NATL Insd)	6.200	08/01/30	1,076,140
1,230	Palm Desert, CA Fin Auth Tax Alloc Rev Proj Area No 2 Rfdg, Ser A (NATL Insd)	5.000	08/01/21	1,198,918
250	Palm Springs, CA Arpt Sub Palm Springs Intl Arpt Rfdg (AMT)	5.450	07/01/20	229,182
485	Palm Springs, CA Arpt Sub Palm Springs Intl Arpt Rfdg (AMT)	5.550	07/01/28	427,721
250	Palm Springs, CA Arpt Sub Palm Springs Intl Arpt Rfdg (AMT)	6.000	07/01/18	238,645
250	Palm Springs, CA Arpt Sub Palm Springs Intl Arpt Rfdg (AMT)	6.400	07/01/23	234,850
550	Palm Springs, CA Arpt Sub Palm Springs Intl Arpt Rfdg (AMT)	6.500	07/01/27	510,444
2,000	Palomar Pomerado Hlthcare Dist CA Ctf Partn	6.750	11/01/39	2,095,940
2,000	Perris, CA Pub Fin Auth Loc Agy Rev Perris Vly Vistas IA 3, Ser B	6.625	09/01/38	1,877,540
4,350	Perris, CA Pub Fin Auth Rev Tax Alloc	5.350	10/01/36	3,575,221
1,000	Perris, CA Pub Fin Auth Rev Tax Alloc, Ser A (NATL Insd)	5.000	10/01/31	926,810
1,000	Pico Rivera, CA Wtr Auth Rev Wtr Sys Proj, Ser A (NATL Insd)	5.500	05/01/19	1,074,120
1,375	Pittsburg, CA Redev Agy Tax Alloc Los Medanos Cmnty Dev Proj (AMBAC Insd)	*	08/01/26	482,364
2,325	Port Oakland, CA Rfdg, Ser N (NATL Insd) (AMT)	5.000	11/01/22	2,313,259
175	Port Oakland, CA Rfdg, Ser N (NATL Insd) (Prerefunded @ 11/01/12) (AMT)	5.000	11/01/22	191,371
1,000	Poway, CA Redev Agy Tax Alloc Paguay Redev Proj, Ser A (NATL Insd)	5.000	06/15/33	914,200
2,000	Rancho Cordova Cmnty Fac Dist CA Spl Tax No 2003-1 Sunridge Anatolia	6.000	09/01/24	1,952,900
1,000	Rancho Cucamonga, CA Redev Agy Tax Alloc Rancho Redev Proj (AGM Insd)	5.250	09/01/20	1,001,640
1,220	Rancho Mirage, CA Redev Agy Tax Alloc Redev Plan 1984 Proj, Ser A-1 (NATL Insd)	5.000	04/01/26	1,186,035
2,540	Rancho Mirage, CA Redev Agy Tax Alloc Redev Plan 1984 Proj, Ser A-E (NATL Insd)	5.250	04/01/33	2,403,958
3,800	Redlands, CA Redev Agy Tax Alloc Redev Proj Rfdg, Ser A (NATL Insd)	4.750	08/01/21	3,763,178
4,000	Redwood City, CA Sch Dist (NATL Insd)	5.000	07/15/23	4,135,360
2,000	Richmond, CA Jt Pwr Fin Auth Rev Lease Point Potrero, Ser A	6.250	07/01/24	2,110,840

See Notes to Financial Statements

Van Kampen California Value Municipal Income Trust
Portfolio of Investments  ■  April 30, 2010 (Unaudited)  continued

Par
Amount
(000)	Description	Coupon	Maturity	Value

	California (Continued)
$5,000	Riverside, CA Cmnty College Dist Election 2004, Ser C (AGM Insd) (a)	5.000%	08/01/32	$5,128,050
2,000	RNR Sch Fin Auth CA Spl Tax Cmnty Fac Dist No 92 1, Ser A (AMBAC Insd)	5.000	09/01/36	1,772,900
1,650	Roseville, CA Jt Uni High Sch Dist, Ser B (NATL Insd)	*	06/01/20	959,393
1,000	Roseville, CA Spl Tax Fountains Cmnty Fac Dist No 1	6.125	09/01/38	928,520
265	Sacramento, CA City Fin Auth Rev Cap Impt (AMBAC Insd)	5.000	12/01/33	262,453
900	Sacramento, CA City Fin Auth Rev Tax Alloc, Ser A (NATL Insd)	5.000	12/01/34	808,425
4,960	Sacramento, CA Mun Util Dist Elec, Ser U (AGM Insd) (a)	5.000	08/15/24	5,386,312
10,000	Sacramento, CA Mun Util Dist Elec, Ser U (AGM Insd) (a)	5.000	08/15/26	10,706,500
1,000	Salinas Vly, CA Solid Waste Auth Rev (AMBAC Insd) (AMT)	5.250	08/01/27	937,330
2,000	Salinas Vly, CA Solid Waste Auth Rev (AMBAC Insd) (AMT)	5.250	08/01/31	1,825,440
2,000	San Bernardino, CA Jt Pwr Fin Auth Ctf Partn (NATL Insd)	5.500	09/01/20	2,046,940
5,000	San Diego, CA Cmnty College Dist Election 2002 (a)	5.250	08/01/33	5,261,600
5,000	San Diego, CA Pub Fac Fin Auth Wtr Rev, Ser B	5.375	08/01/34	5,316,100
2,500	San Diego, CA Redev Agy Centre City Redev Proj, Ser A	6.400	09/01/25	2,506,050
750	San Dimas, CA Redev Agy Tax Alloc Creative Growth, Ser A (AGM Insd)	5.000	09/01/16	759,773
1,660	San Francisco, CA City & Cnty Arpt Commn Intl Arpt Rev Spl Fac Lease, Ser A (AGM Insd) (AMT)	6.125	01/01/27	1,661,477
2,000	San Francisco, CA City & Cnty Arpt Commn Intl Arpt Second Rfdg, Ser 27A (NATL Insd) (AMT)	5.250	05/01/26	1,991,440
3,000	San Francisco, CA City & Cnty Arpt Commn Intl Arpt Second Rfdg, Ser 27A (NATL Insd) (AMT)	5.250	05/01/31	2,996,220
2,000	San Francisco, CA City & Cnty Arpt Commn Intl Arpt Second Rfdg, Ser A-1 (AMT) (d)	5.500	05/01/19	2,000,280
2,000	Sanger, CA Uni Sch Dist Rfdg (NATL Insd)	5.600	08/01/23	2,078,680
1,000	Santa Ana, CA Uni Sch Dist Ctf Partn Cap Apprec Fin Proj (AGM Insd)	*	04/01/36	199,840
10,000	Santa Clara Cnty, CA Fin Auth Lease Rev Rfdg Lease, Ser L (a)	5.250	05/15/36	10,480,600
2,000	Sierra View Loc Hlthcare Dist CA Rev	5.250	07/01/32	1,875,420
3,305	South Orange Cnty, CA Pub Fin Auth Reassmt Rev (AGM Insd)	5.800	09/02/18	3,354,906
1,640	South Tahoe, CA Jt Pwr Fin Auth Rev Tahoe Redev Proj Area 1-A Rfdg (AGM Insd)	5.000	10/01/29	1,652,202

See Notes to Financial Statements

Van Kampen California Value Municipal Income Trust
Portfolio of Investments  ■  April 30, 2010 (Unaudited)  continued

Par
Amount
(000)	Description	Coupon	Maturity	Value

	California (Continued)
$2,250	South Tahoe, CA Jt Pwr Fin Redev Proj Area No 1, Ser A (AMBAC Insd)	5.000%	10/01/28	$2,088,675
1,285	Southern CA Logistics Arpt Auth, Ser A	6.000	12/01/38	1,103,211
5,000	Southern CA Pub Pwr Auth Pwr Proj Rev Multi-Proj	6.750	07/01/12	5,577,500
1,000	Stockton, CA Uni Sch Dist Ctf Partn Cap Proj (AMBAC Insd)	4.375	02/01/31	913,630
1,000	Stockton, CA Uni Sch Dist Ctf Partn Cap Proj (AMBAC Insd)	4.500	02/01/36	906,330
1,000	Temecula, CA Redev Agy Tax Alloc Rev Sub Lien Redev Proj No 1	5.500	12/15/38	825,050
7,000	Tobacco Sec Auth Northn CA Tob Settlement Rev Asset Bkd Bd, Ser A-1	5.375	06/01/38	5,794,600
550	Tobacco Sec Auth Northn CA Tob Settlement Rev Asset Bkd Bd, Ser A-1	5.500	06/01/45	408,562
4,000	Tobacco Sec Auth Southn CA Tob Settlement Sr, Ser A-1	5.000	06/01/37	3,134,480
4,650	Tobacco Sec Auth Southn CA Tob Settlement Sr, Ser A-1	5.125	06/01/46	3,233,796
1,000	Turlock, CA Hlth Fac Rev Ctf Partn Emanuel Med Ctr, Ser A	5.125	10/15/31	858,540
1,000	Turlock, CA Hlth Fac Rev Ctf Partn Emanuel Med Ctr, Ser B	5.125	10/15/37	828,270
1,500	Twin Rivers Uni Sch Dist CA Bd Antic Nts	*	04/01/14	1,328,085
2,500	University CA Regt Med Ctr Pooled Rev, Ser E	5.500	05/15/27	2,689,600
7,500	University, CA Rev, Ser O (a)	5.250	05/15/39	8,043,525
3,000	Vernon, CA Elec Sys Rev, Ser A	5.125	08/01/21	3,176,040
2,185	Vista, CA Uni Sch Dist Election 2002, Ser C (AGM Insd) (a)	5.000	08/01/28	2,271,023
1,000	Vista, CA Uni Sch Dist, Ser A (AGM Insd)	5.000	08/01/23	1,023,080
5,000	West Contra Costa, CA Uni Sch Dist Cabs (NATL Insd)	*	08/01/25	1,885,000
2,000	Woodland, CA Fin Auth Lease Rev Cap Proj Rfdg (Syncora Gtd)	5.000	03/01/25	2,045,520

				445,371,099

	Guam 1.0%
2,650	Guam Govt Ltd Oblig Rev Sect 30, Ser A	5.375	12/01/24	2,692,532

	Puerto Rico 1.6%
1,150	Puerto Rico Elec Pwr Auth Pwr Rev, Ser XX	5.250	07/01/40	1,167,124
3,000	Puerto Rico Sales Tax Fin Corp Sales Tax Rev First Sub, Ser A (d)	5.000	08/01/39	3,132,840

				4,299,964

See Notes to Financial Statements

Van Kampen California Value Municipal Income Trust
Portfolio of Investments  ■  April 30, 2010 (Unaudited)  continued

Par
Amount
(000)	Description	Coupon	Maturity	Value

	U.S. Virgin Islands 1.9%
$3,000	Virgin Islands Pub Fin Auth Rev Gross Rcpt Taxes Ln Nt, Ser A	6.375%	10/01/19	$3,054,690
2,000	Virgin Islands Pub Fin Auth Rev Matching Fd Ln Diago, Ser A	6.625	10/01/29	2,140,800

				5,195,490

Total Long-Term Investments 170.7% (Cost $469,483,395)				457,559,085

Total Short-Term Investments 2.1% (Cost $5,600,000)				5,600,000

Total Investments 172.8% (Cost $475,083,395)				463,159,085

Liability for Floating Rate Note Obligations Related to Securities Held (26.7%) (Cost ($71,575,000))
(71,575)	Notes with interest rates ranging from 0.30% to 0.75% at April 30, 2010 and contractual maturities of collateral ranging from 2023 to 2039 (See Note 1(G) in the Notes to Financial Statements) (g)			(71,575,000)

Total Net Investments 146.1% (Cost $403,508,395)				391,584,085

Other Assets in Excess of Liabilities 2.4%				6,427,076

Preferred Shares (including accrued distributions) (48.5%)				(130,015,774)

Net Assets Applicable to Common Shares 100.0%				$267,995,387

Percentages are calculated as a percentage of net assets applicable to common shares.

*	Zero coupon bond

(a)	Underlying security related to Inverse Floaters entered into by the Trust. See Note 1(G) in the Notes to Financial Statements for further information.

(b)	Security is a “step up” bond where the coupon increases or steps up at a predetermined rate.

(c)	144A-Private Placement security which is exempt from registration under Rule 144A of the Securities Act of 1933, as amended. This security may only be resold in transactions exempt from registration which are normally those transactions with qualified institutional buyers.

(d)	Variable Rate Coupon

(e)	Escrowed to Maturity

See Notes to Financial Statements

Van Kampen California Value Municipal Income Trust
Portfolio of Investments  ■  April 30, 2010 (Unaudited)  continued

(f)	Security is restricted and may be resold only in transactions exempt from registration which are normally those transactions with qualified institutional buyers. Restricted securities comprise 0.6% of net assets applicable to common shares.

(g)	Floating rate notes. The interest rates shown reflect the rates in effect at April, 30, 2010.

AGM—Assured Guaranty Municipal Corp.
AMBAC—AMBAC Indemnity Corp.
AMT—Alternative Minimum Tax
CA MTG—California Mortgage Insurance
Connie Lee—Connie Lee Insurance Co.
FGIC—Financial Guaranty Insurance Co.
FHA—Federal Housing Administration
GNMA—Government National Mortgage Association
NATL—National Public Finance Guarantee Corp.
Radian—Radian Asset Assurance
Syncora—Syncora Guarantee Inc.

Fair Value Measurements

Various inputs are used in determining the value of the Trust’s investments. These inputs are summarized in the three broad levels listed below. (See Note 1(B) in the Notes to Financial Statements for further information regarding fair value measurements.)

The following is a summary of the inputs used as of April 30, 2010 in valuing the Trust’s investments carried at value:

	Level 1	Level 2	Level 3
			Significant
		Other Significant	Unobservable
Investments	Quoted Prices	Observable Inputs	Inputs	Total

Investments in an Asset Position:
Municipal Bonds
Issued by States of the United States and Political Subdivisions of the United States	$—	$460,466,553	$—	$460,466,553
Issued by Foreign Governments	—	2,692,532	—	2,692,532

Total Investments in an Asset Position	$—	$463,159,085	$—	$463,159,085

See Notes to Financial Statements

Van Kampen California Value Municipal Income Trust
Financial Statements

Statement of Assets and Liabilities
April 30, 2010 (Unaudited)

Assets:
Total Investments (Cost $475,083,395)	$463,159,085
Cash	11,299
Receivables:
Interest	6,393,627
Investments Sold	1,593,250
Other	1,202

Total Assets	471,158,463

Liabilities:
Payables:
Floating Rate Note Obligations	71,575,000
Investment Advisory Fee	171,832
Other Affiliates	42,495
Trustees’ Deferred Compensation and Retirement Plans	1,226,817
Accrued Expenses	131,158

Total Liabilities	73,147,302
Preferred Shares (including accrued distributions)	130,015,774

Net Assets Applicable to Common Shares	$267,995,387

Net Asset Value Per Common Share ($267,995,387 divided by 22,074,407 shares outstanding)	$12.14

Net Assets Consist of:
Common Shares ($0.01 par value with an unlimited number of shares authorized, 22,074,407 shares issued and outstanding)	$220,744
Paid in Surplus	332,090,546
Accumulated Undistributed Net Investment Income	2,868,127
Net Unrealized Depreciation	(11,924,310)
Accumulated Net Realized Loss	(55,259,720)

Net Assets Applicable to Common Shares	$267,995,387

Preferred Shares ($0.01 par value, authorized 100,000,000 shares, 5,200 issued with liquidation preference of $25,000 per share)	$130,000,000

Net Assets Including Preferred Shares	$397,995,387

See Notes to Financial Statements

Van Kampen California Value Municipal Income Trust
Financial Statements  continued

Statement of Operations
For the Six Months Ended April 30, 2010 (Unaudited)

Investment Income:
Interest	$12,743,738

Expenses:
Investment Advisory Fee	1,259,998
Interest and Residual Trust Expenses	281,294
Trustees’ Fees and Related Expenses	146,787
Preferred Share Maintenance	121,050
Professional Fees	56,888
Accounting and Administrative Expenses	54,599
Transfer Agent Fees	21,764
Reports to Shareholders	16,555
Registration Fees	9,774
Custody	8,018
Credit Line	7,698
Other	11,120

Total Expenses	1,995,545
Investment Advisory Fee Reduction	229,089

Net Expenses	1,766,456

Net Investment Income	$10,977,282

Realized and Unrealized Gain/Loss:
Net Realized Loss	$(2,758,717)

Unrealized Appreciation/Depreciation:
Beginning of the Period	(21,951,769)
End of the Period	(11,924,310)

Net Unrealized Appreciation During the Period	10,027,459

Net Realized and Unrealized Gain	$7,268,742

Distributions to Preferred Shareholders	$(263,096)

Net Increase in Net Assets Applicable to Common Shares from Operations	$17,982,928

See Notes to Financial Statements

Van Kampen California Value Municipal Income Trust
Financial Statements  continued

Statements of Changes in Net Assets  (Unaudited)

	For The	For The
	Six Months Ended	Year Ended
	April 30, 2010	October 31, 2009

From Investment Activities:
Operations:
Net Investment Income	$10,977,282	$22,820,325
Net Realized Loss	(2,758,717)	(32,417,280)
Net Unrealized Appreciation During the Period	10,027,459	67,348,242
Distributions to Preferred Shareholders:
Net Investment Income	(263,096)	(1,368,454)

Change in Net Assets Applicable to Common Shares from Operations	17,982,928	56,382,833
Distributions to Common Shareholders:
Net Investment Income	(10,061,392)	(19,483,458)

Net Change in Net Assets Applicable to Common Shares from Investment Activities	7,921,536	36,899,375

From Capital Transactions:
Value of Common Shares Issued Through Dividend Reinvestment	334,326	541,096

Total Increase in Net Assets Applicable to Common Shares	8,255,862	37,440,471
Net Assets Applicable to Common Shares:
Beginning of the Period	259,739,525	222,299,054

End of the Period (Including accumulated undistributed net investment income of $2,868,127 and $2,215,333, respectively)	$267,995,387	$259,739,525

See Notes to Financial Statements

Van Kampen California Value Municipal Income Trust
Financial Statements  continued

Statements of Cash Flows
For the Six Months Ended April 30, 2010 (Unaudited)

Change in Net Assets from Operations (including Preferred Share Distributions)	$17,982,928

Adjustments to Reconcile the Change in Net Assets from Operations to Net Cash Provided by Operating Activities:
Purchases of Investments	(30,445,760)
Proceeds from Sales of Investments	36,915,207
Net Sales of Short-Term Investments	2,600,000
Amortization of Premium	171,786
Accretion of Discount	(785,264)
Net Realized Loss on Investments	2,758,717
Net Change in Unrealized Appreciation on Investments	(10,027,459)
Decrease in Interest Receivables	341,078
Decrease in Other Assets	6,039
Decrease in Investment Advisory Fee Payable	(7,313)
Decrease in Accrued Expenses	(11,169)
Decrease in Other Affiliates Payable	(4,607)
Increase in Trustees’ Deferred Compensation and Retirement Plans	144,499

Total Adjustments	1,655,754

Net Cash Provided by Operating Activities	19,638,682

Cash Flows From Financing Activities:
Dividends Paid (net of reinvested dividends $334,326)	(9,729,858)
Proceeds from and Repayments of Floating Rate Note Obligations	(50,000)
Retirement of Preferred Shares	(10,000,000)

Net Cash Used for Financing Activities	(19,779,858)

Net Change in Cash	(141,176)
Cash at the Beginning of the Period	152,475

Cash at the End of the Period	$11,299

Supplemental Disclosures of Cash Flow Information
Cash Paid During the Period for Interest	$281,294

See Notes to Financial Statements

Van Kampen California Value Municipal Income Trust
Financial Highlights

The following schedule presents financial highlights for one common share of the Trust outstanding throughout the periods indicated.

	Six Months
	Ended
	April 30,	Year Ended October 31,
	2010	2009	2008	2007	2006	2005

Net Asset Value, Beginning of the Period	$11.78	$10.11	$15.38	$16.69	$16.47	$16.95

Net Investment Income	0.50 (a)	1.04 (a)	1.18 (a)	1.13 (a)	1.09 (a)	1.04
Net Realized and Unrealized Gain/Loss	0.33	1.58	(5.28)	(1.25)	0.44	(0.30)
Common Share Equivalent of Distributions Paid to Preferred Shareholders:
Net Investment Income	(0.01)	(0.06)	(0.32)	(0.30)	(0.26)	(0.18)
Net Realized Gain	-0-	-0-	-0-	(0.02)	(0.03)	(0.01)

Total from Investment Operations	0.82	2.56	(4.42)	(0.44)	1.24	0.55
Distributions Paid to Common Shareholders:
Net Investment Income	(0.46)	(0.89)	(0.85)	(0.81)	(0.85)	(0.94)
Net Realized Gain	-0-	-0-	-0-	(0.06)	(0.17)	(0.09)

Net Asset Value, End of the Period	$12.14	$11.78	$10.11	$15.38	$16.69	$16.47

Common Share Market Price at End of the Period	$12.59	$12.02	$10.34	$15.44	$15.86	$14.81
Total Return* (b)	8.82% **	26.67%	–28.65%	2.80%	14.36%	2.25%
Net Assets Applicable to Common Shares at End of the Period (In millions)	$268.0	$259.7	$222.3	$337.3	$365.7	$329.1
Ratio of Expenses to Average Net Assets Applicable to Common Shares* (c)	1.36%	1.53%	2.03%	1.91%	1.23%	1.34%
Ratio of Net Investment Income to Average Net Assets Applicable to Common Shares* (c)	8.45%	9.97%	8.52%	7.04%	6.66%	6.34%
Portfolio Turnover	6% **	30%	33%	38%	25%	30%
* If certain expenses had not been voluntarily assumed by Van Kampen, total return would have been lower and the ratios would have been as follows:
Ratio of Expenses to Average Net Assets Applicable to Common Shares (c)	1.54%	1.72%	2.19%	2.05%	N/A	N/A
Ratio of Net Investment Income to Average Net Assets Applicable to Common Shares (c)	8.27%	9.78%	8.36%	6.89%	N/A	N/A

Supplemental Ratios:
Ratio of Expenses (Excluding Interest and Residual Trust Expenses) to Average Net Assets Applicable to Common Shares (c)	1.14%	1.19%	0.97%	1.03%	1.21%	1.34%
Ratio of Net Investment Income to Average Net Assets Applicable to Common Shares (d)	8.25%	9.37%	6.23%	5.18%	5.09%	5.22%

Senior Securities:
Total Preferred Shares Outstanding	5,200	5,600	6,400	8,000	8,000	7,200
Asset Coverage Per Preferred Share (e)	$76,541	$71,385	$59,769	$67,182	$70,730	$70,713
Involuntary Liquidating Preference Per Preferred Share	$25,000	$25,000	$25,000	$25,000	$25,000	$25,000
Average Market Value Per Preferred Share	$25,000	$25,000	$25,000	$25,000	$25,000	$25,000

**	Non-Annualized
(a)	Based on average shares outstanding.
(b)	Total return assumes an investment at the common share market price at the beginning of the period indicated, reinvestment of all distributions for the period in accordance with the Trust’s dividend reinvestment plan, and sale of all shares at the closing common share market price at the end of the period indicated.
(c)	Ratios do not reflect the effect of dividend payments to preferred shareholders.
(d)	Ratios reflect the effect of dividend payments to preferred shareholders.
(e)	Calculated by subtracting the Trust’s total liabilities (not including the preferred shares) from the Trust’s total assets and dividing this by the number of preferred shares outstanding.
N/A=Not Applicable

See Notes to Financial Statements

Van Kampen California Value Municipal Income Trust
Notes to Financial Statements  ■  April 30, 2010 (Unaudited)

1. Significant Accounting Policies
Van Kampen California Value Municipal Income Trust (the “Trust”) is registered as a diversified, closed-end management investment company under the Investment Company Act of 1940, as amended (the “1940 Act”). The Trust’s investment objective is to seek to provides a high level of current income exempt from federal and California income taxes, consistent with preservation of capital. The Trust will invest in a portfolio consisting substantially of California municipal obligations rated investment grade at the time of investment. The Trust commenced investment operations on April 30, 1993.
The following is a summary of significant accounting policies consistently followed by the Trust in the preparation of its financial statements. The preparation of the financial statements in conformity with accounting principles generally accepted in the United States of America (GAAP) requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.
In June 2009, the Financial Accounting Standards Board (FASB) established the FASB Accounting Standards Codificationtm (ASC) as the single source of authoritative accounting principles recognized by the FASB in the preparation of financial statements in conformity with GAAP. The ASC supersedes existing non-grandfathered, non-SEC accounting and reporting standards. The ASC did not change GAAP but rather organized it into a hierarchy where all guidance within the ASC carries an equal level of authority. The ASC became effective for financial statements issued for interim and annual periods ending after September 15, 2009. The Trust appropriately updated relevant GAAP references to reflect the new ASC.

A. Security Valuation Municipal bonds are valued by independent pricing services or dealers using the mean of the last reported bid and asked prices or, in the absence of market quotations, at fair value based upon yield data relating to municipal bonds with similar characteristics and general market conditions. Securities which are not valued by independent pricing services or dealers are valued at fair value using procedures established in good faith by the Board of Trustees. Factors considered in making this determination may include, but are not limited to, information obtained by contacting the issuer, analysts, or the appropriate stock exchange (for exchange-traded securities), analysis of the issuer’s financial statements or other available documents and, if necessary, available information concerning other securities in similar circumstances. Short-term securities with remaining maturities of 60 days or less are valued at amortized cost, which approximates fair value.

B. Fair Value Measurements FASB ASC 820, Fair Value Measurements and Disclosures (ASC 820) (formerly known as FAS 157), defines fair value as the price that the Trust would receive to sell an investment or pay to transfer a liability in an orderly transaction with an independent buyer in the principal market, or in the absence of a principal market the most advantageous market for the investment or liability. ASC 820 establishes a three-tier hierarchy to distinguish between (1) inputs that reflect the assumptions market participants would use in pricing an asset or liability developed based on market data obtained from sources independent of the reporting entity (observable inputs) and (2) inputs that reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing an asset or liability developed based on the best information available in the

Van Kampen California Value Municipal Income Trust
Notes to Financial Statements  ■  April 30, 2010 (Unaudited)  continued

circumstances (unobservable inputs) and to establish classification of fair value measurements for disclosure purposes. Various inputs are used in determining the value of the Trust’s investments. The inputs are summarized in the three broad levels listed below.

Level 1—	quoted prices in active markets for identical investments
Level 2—	other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)
Level 3—	significant unobservable inputs (including the Trust’s own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

C. Security Transactions Security transactions are recorded on a trade date basis. Realized gains and losses are determined on an identified cost basis. The Trust may purchase and sell securities on a “when-issued” or “delayed delivery” basis with settlement to occur at a later date. The value of the security so purchased is subject to market fluctuations during this period. The Trust will segregate assets with the custodian having an aggregate value at least equal to the amount of the when-issued or delayed delivery purchase commitments until payment is made. At April 30, 2010, the Trust had no when-issued or delayed delivery purchase commitments.

D. Investment Income Interest income is recorded on an accrual basis. Bond premium is amortized and discount is accreted over the expected life of each applicable security.

E. Federal Income Taxes It is the Trust’s policy to comply with the requirements of Subchapter M of the Internal Revenue Code applicable to regulated investment companies and to distribute substantially all of its taxable income to its shareholders. Therefore, no provision for federal income taxes is required. Management has concluded there are no significant uncertain tax positions that would require recognition in the financial statements. If applicable, the Trust recognizes interest accrued related to unrecognized tax benefits in “Interest Expense” and penalties in “Other” expenses on the Statement of operations. The Trust files tax returns with the U.S. Internal Revenue Service and various states. Generally, each of the tax years in the four year period ended October 31, 2009, remains subject to examination by taxing authorities.
The Trust intends to utilize provisions of the federal income tax laws which allow it to carry a realized capital loss forward for eight years following the year of the loss and offset such losses against any future realized capital gains. At October 31, 2009, the Trust had an accumulated capital loss carryforward for tax purposes of $53,306,363 which will expire according to the following schedule:

Amount	Expiration

$1,441,133	October 31, 2015
20,393,535	October 31, 2016
31,471,695	October 31, 2017

Van Kampen California Value Municipal Income Trust
Notes to Financial Statements  ■  April 30, 2010 (Unaudited)  continued

At April 30, 2010, the cost and related gross unrealized appreciation and depreciation were as follows:

Cost of investments for tax purposes	$392,834,640

Gross tax unrealized appreciation	$13,660,587
Gross tax unrealized depreciation	(14,914,740)

Net tax unrealized depreciation on investments	$(1,254,153)

F. Distribution of Income and Gains The Trust declares and pays monthly dividends from net investment income to common shareholders. Net realized gains, if any, are distributed at least annually on a pro rata basis to common and preferred shareholders. Distributions from net realized gains for book purposes may include short-term capital gains which are included as ordinary income for tax purposes.
The tax character of distributions paid during the year ended October 31, 2009 were as follows:

Distributions paid from:
Ordinary income	$74,893
Tax exempt income	20,982,772

$21,057,665

As of October 31, 2009, the components of distributable earnings on a tax basis were as follows:

Undistributed ordinary income	$53,482
Undistributed tax-exempt income	2,927,660

Net realized gains or losses may differ for financial reporting and tax purposes primarily as a result of gains or losses recognized on securities for tax purposes but not for book purposes.

G. Floating Rate Note Obligations Related to Securities Held The Trust enters into transactions in which it transfers to dealer trusts fixed rate bonds in exchange for cash and residual interests in the dealer trusts’ assets and cash flows, which are in the form of inverse floating rate investments. The dealer trusts fund the purchases of the fixed rate bonds by issuing floating rate notes to third parties and allowing the Trust to retain residual interests in the bonds. The Trust enters into shortfall agreements with the dealer trusts, which commit the Trust to pay the dealer trusts, in certain circumstances, the difference between the liquidation value of the fixed rate bonds held by the dealer trusts and the liquidation value of the floating rate notes held by third parties, as well as any shortfalls in interest cash flows. The residual interests held by the Trust (inverse floating rate investments) include the right of the Trust (1) to cause the holders of the floating rate notes to tender their notes at par at the next interest rate reset date, and (2) to transfer the municipal bond from the dealer trusts to the Trust, thereby collapsing the dealer trusts. The Trust accounts for the transfer of bonds to the dealer trusts as secured borrowings, with the securities transferred remaining in the Trust’s investment assets, and the related floating rate notes reflected as Trust liabilities under the

Van Kampen California Value Municipal Income Trust
Notes to Financial Statements  ■  April 30, 2010 (Unaudited)  continued

caption “Floating Rate Note Obligations” on the Statement of Assets and Liabilities. The Trust records the interest income from the fixed rate bonds under the caption “Interest” and records the expenses related to floating rate note obligations and any administrative expenses of the dealer trusts under the caption “Interest and Residual Trust Expenses” on the Trust’s Statement of Operations. The notes issued by the dealer trusts have interest rates that reset weekly and the floating rate note holders have the option to tender their notes to the dealer trusts for redemption at par at each reset date. At April 30, 2010, Trust investments with a value of $122,950,863 are held by the dealer trusts and serve as collateral for the $71,575,000 in floating rate notes outstanding at that date. Contractual maturities of the floating rate notes and interest rates in effect at April 30, 2010 are presented on the Portfolio of Investments. The average floating rate notes outstanding and average annual interest and fee rate related to residual interests during the six months ended April 30, 2010 were $71,515,774 and 0.79%, respectively.

H. Reporting Subsequent Events Management has evaluated the impact of any subsequent events through the date the financial statements were effectively issued. Management has determined that, other than the event described in Note 9, there are no material events or transactions, that would affect the Trust’s financial statements or require disclosure in the Trust’s financial statements through this date.

2. Investment Advisory Agreement and Other Transactions with Affiliates
Under the terms of the Trust’s Investment Advisory Agreement, Van Kampen Asset Management (the “Adviser”) provides investment advice and facilities to the Trust for an annual fee payable monthly of 0.55% of the average daily net assets including current preferred shares and leverage of $70,000,000 entered into to retire previously issued preferred shares of the Trust. The Adviser has agreed to waive investment advisory fees equal to 0.10% of the average daily net assets including current preferred shares and leverage of $70,000,000 entered into to retire previously issued preferred shares of the Trust. During the six months ended April 30, 2010, the Adviser waived approximately $229,100 of its investment advisory fees. This waiver is voluntary and can be discontinued at any time.
For the six months ended April 30, 2010, the Trust recognized expenses of approximately $10,400 representing legal services provided by Skadden, Arps, Slate, Meagher & Flom LLP, of which a trustee of the Trust is a partner of such firm and he and his law firm provide legal services as legal counsel to the Trust.
Under separate Legal Services, Accounting Services and Chief Compliance Officer (CCO) Employment agreements, the Adviser provides accounting and legal services and the CCO provides compliance services to the Trust. The costs of these services are allocated to each trust. For the six months ended April 30, 2010, the Trust recognized expenses of approximately $48,600 representing Van Kampen Investments Inc.’s or its affiliates’ (collectively “Van Kampen”) cost of providing accounting and legal services to the Trust, as well as the salary, benefits and related costs of the CCO and related support staff paid by Van Kampen. Services provided pursuant to the Legal Services agreement are reported as part of “Professional Fees” on the Statement of Operations. Services provided pursuant to the Accounting Services and CCO Employment agreement are reported as part of “Accounting and administrative Expenses” on the Statement of Operations.
Certain officers and trustees of the Trust are also officers and directors of Van Kampen. The Trust does not compensate its officers or trustees who are also officers of Van Kampen.

Van Kampen California Value Municipal Income Trust
Notes to Financial Statements  ■  April 30, 2010 (Unaudited)  continued

The Trust provides deferred compensation and retirement plans for its trustees who are not officers of Van Kampen. Under the deferred compensation plan, trustees may elect to defer all or a portion of their compensation to a later date. Benefits under the retirement plan are payable upon retirement for a ten-year period and are based upon each trustee’s years of service to the Trust. The maximum annual benefit per trustee under the plan is $2,500. Pursuant to the closing of the transaction as described in Note 9, the deferred compensation and retirement plans were terminated and amounts owed to the trustees were distributed on May 27, 2010.

3. Capital Transactions
For the six months ended April 30, 2010 and the year ended October 31, 2009, transactions in common shares were as follows:

	Six Months Ended	Year Ended
	April 30, 2010	October 31, 2009

Beginning Shares	22,046,524	21,996,525
Shares Issued Through Dividend Reinvestment	27,883	49,999

Ending Shares	22,074,407	22,046,524

4. Investment Transactions
During the period, the cost of purchases and proceeds from sales of investments, excluding short-term investments, were $26,273,680 and $37,406,647, respectively.

5. Inverse Floating Rate Securities
The Trust may invest a portion of its assets in inverse floating rate municipal securities, which are variable debt instruments that pay interest at rates that move in the opposite direction of prevailing interest rates. These investments are typically used by the Trust in seeking to enhance the yield of the portfolio or used as an alternative form of leverage in order to redeem a portion of the Trusts’ preferred shares. Inverse floating rate investments tend to underperform the market for fixed rate bonds in a rising interest rate environment, but tend to outperform the market for fixed rate bonds when interest rates decline or remain relatively stable. Inverse floating rate investments have varying degrees of liquidity. Inverse floating rate securities in which the Trust may invest include derivative instruments such as residual interest bonds (“RIBs”) or tender option bonds (“TOBs”). Such instruments are typically created by a special purpose trust that holds long-term fixed rate bonds (which may be tendered by the Trust in certain instances) and sells two classes of beneficial interests: short-term floating rate interests, which are sold to third party investors, and inverse floating residual interests, which are purchased by the Trust. The short-term floating rate interests have first priority on the cash flow from the bonds held by the special purpose trust and the Trust is paid the residual cash flow from the bonds held by the special purpose trust.
The Trust generally invests in inverse floating rate investments that include embedded leverage, thus exposing the Trust to greater risks and increased costs. The market value of a “leveraged” inverse floating rate investment generally will fluctuate in response to changes in market rates of interest to a greater extent than the value of an unleveraged investment. The extent of increases and decreases in the value of inverse floating rate investments generally will be larger than changes in an equal principal amount of a fixed rate security having similar

Van Kampen California Value Municipal Income Trust
Notes to Financial Statements  ■  April 30, 2010 (Unaudited)  continued

credit quality, redemption provisions and maturity, which may cause the Trust’s net asset value to be more volatile than if it had not invested in inverse floating rate investments.
In certain instances, the short-term floating rate interests created by the special purpose trust may not be able to be sold to third parties or, in the case of holders tendering (or putting) such interests for repayment of principal, may not be able to be remarketed to third parties. In such cases, the special purpose trust holding the long-term fixed rate bonds may be collapsed. In the case of RIBs or TOBs created by the contribution of long-term fixed income bonds by the Trust, the Trust will then be required to repay the principal amount of the tendered securities. During times of market volatility, illiquidity or uncertainty, the Trust could be required to sell other portfolio holdings at a disadvantageous time to raise cash to meet that obligation.

6. Preferred Shares
As of April 30, 2010, the Trust has outstanding 5,200 Auction Preferred Shares (APS). Series A contains 1,560 shares, Series B contains 1,950 shares, Series C contains 1,170 shares and Series D contains 520 shares. Dividends are cumulative and the dividend rates are generally reset every 7 days for Series A, while Series B, Series C and Series D are generally reset every 28 days through an auction process. Beginning on February 12, 2008 and continuing through April 30, 2010, all series of preferred shares of the Trust were not successfully remarketed. As a result, the dividend rates of these preferred shares were reset to the maximum applicable rate on APS. The average rate in effect on April 30, 2010 was 0.441%. During the six months ended April 30, 2010, the rates ranged from 0.244% to 0.516%.
Historically, the Trust paid annual fees equivalent to 0.25% of the preferred share liquidation value for the remarketing efforts associated with the preferred auctions. Effective March 16, 2009, the Trust decreased this amount to 0.15% due to auction failures. In the future, if auctions no longer fail, the Trust may return to an annual fee payment of 0.25% of preferred share liquidation value. These fees are included as a component of the “Preferred Share Maintenance” expense on the Statement of Operations.
The APS are redeemable at the option of the Trust in whole or in part at the liquidation value of $25,000 per share plus accumulated and unpaid dividends. The Trust is subject to certain asset coverage tests and the APS are subject to mandatory redemption if the tests are not met.
The Trust entered into additional inverse floating rate securities as an alternative form of leverage in order to redeem and retire a portion of its preferred shares. For the six months ended April 30, 2010, transactions in preferred shares were as follows:

	Series A		Series B		Series C		Series D
	Shares	Value	Shares	Value	Shares	Value	Shares	Value

Outstanding at 10/31/09	1,680	$42,000,000	2,100	$52,500,000	1,260	$31,500,000	560	$14,000,000
Amount Retired	(120)	(3,000,000)	(150)	(3,750,000)	(90)	(2,250,000)	(40)	(1,000,000)

Outstanding at 4/30/10	1,560	$39,000,000	1,950	$48,750,000	1,170	$29,250,000	520	$13,000,000

Van Kampen California Value Municipal Income Trust
Notes to Financial Statements  ■  April 30, 2010 (Unaudited)  continued

7. Line of Credit
Several Van Kampen municipal funds, including the Trust, entered into a $150,000,000 joint revolving bank credit facility. The purpose of the facility is to provide availability of funds for short-term liquidity purposes. The Trust had no borrowings under the facility during the six months ended April 30, 2010.

8. Indemnifications
The Trust enters into contracts that contain a variety of indemnifications. The Trust’s maximum exposure under these arrangements is unknown. However, the Trust has not had prior claims or losses pursuant to these contracts and expects the risk of loss to be remote.

9. Subsequent Event
On June 1, 2010, Invesco Ltd., a leading independent global investment management company, completed its purchase of substantially all of the retail asset management business of Morgan Stanley, including the investment adviser and certain other affiliated service providers to most of the Van Kampen funds (including the Trust) (the “Transaction”). In contemplation of the Transaction, at a special meeting of shareholders held on April 16, 2010, shareholders of the Trust approved a new investment advisory agreement with Invesco Advisers, Inc., a subsidiary of Invesco Ltd., and a new master investment sub-advisory agreement with several of Invesco Ltd.’s wholly-owned affiliates. Thus, effective June 1, 2010, the Trust’s investment adviser, investment sub-advisers and certain other service providers are affiliates of Invesco Ltd. As of the same date, the Audit Committee of the Board of Trustees appointed, and the Board of Trustees ratified thereafter and approved, PricewaterhouseCoopers LLP as the independent registered public accounting firm of the Trust. In addition, effective June 1, 2010, the Trust has changed its name to “Invesco Van Kampen California Value Municipal Income Trust.” The Transaction does not result in any change to the Trust’s investment objective, principal investment strategies or the Trust’s portfolio management team.

10. Accounting Pronouncements
During June 2009, the FASB issued ASC 860, Transfers and Servicing (ASC 860). The objective of ASC 860 is to improve the relevance, representational faithfulness, and comparability of the information that a reporting entity provides in its financial statements about a transfer of financial assets; the effects of a transfer on its financial position, financial performance, and cash flows; and a transferor’s continuing involvement, if any, in transferred financial assets.
ASC 860 is effective as of the beginning of each reporting entity’s first annual reporting period that begins after November 15, 2009, for interim periods within that first annual reporting period and for interim and annual reporting periods thereafter. Earlier application is prohibited. The recognition and measurement provisions of ASC 860 must be applied to transfers occurring on or after the effective date. Additionally, the disclosure provisions of ASC 860 should be applied to transfers that occurred both before and after the effective date of ASC 860. At this time, management is evaluating the implications of ASC 860 and the impact it will have on the financial statement amounts and disclosures, if any.
On January 21, 2010, the FASB issued an Accounting Standards Update, Fair Value Measurements and Disclosures (Topic 820): Improving Disclosures about Fair Value Measurements, which provides guidance on how investment assets and liabilities are to be valued and disclosed. Specifically, the amendment requires reporting entities to disclose i) the input and valuation techniques used to measure fair value for both recurring and nonrecurring fair value

Van Kampen California Value Municipal Income Trust
Notes to Financial Statements  ■  April 30, 2010 (Unaudited)  continued

measurements, for Level 2 or Level 3 positions ii) transfers between all levels (including Level 1 and Level 2) will be required to be disclosed on a gross basis (i.e. transfers out must be disclosed separately from transfers in) as well as the reason(s) for the transfer and iii) purchases, sales, issuances and settlements must be shown on a gross basis in the Level 3 rollforward rather than as one net number. The effective date of the amendment is for interim and annual periods beginning after December 15, 2009. However, the requirement to provide the Level 3 activity for purchases, sales, issuances and settlements on a gross basis will be effective for interim and annual periods beginning after December 15, 2010. At this time, management is evaluating the implications of the amendment to ASC 820 and the impact it will have on financial statement disclosures.

Van Kampen California Value Municipal Income Trust
Board of Trustees, Officers and Important Addresses
Information below is as of June 15, 2010

Trustees
David C. Arch
Jerry D. Choate
Rod Dammeyer
Linda Hutton Heagy
R. Craig Kennedy
Howard J Kerr
Colin Meadows
Jack E. Nelson
Hugo F. Sonnenschein
Wayne W. Whalen, Chairman
Suzanne H. Woolsey

Officers
Colin Meadows
President and Principal Executive Officer
John M. Zerr
Senior Vice President, Chief Legal Officer and Secretary
Lisa O. Brinkley
Vice President
Kevin M. Carome
Vice President
Karen Dunn Kelly
Vice President
Sheri Morris
Vice President, Principal Financial Officer and Treasurer
Lance A. Rejsek
Anti-Money Laundering Compliance Officer
Todd L. Spillane
Chief Compliance Officer
Transfer Agent
Computershare Trust Company, N.A.
c/o Computershare Investor Services
P.O. Box 43078
Providence, RI 02940-3078

Independent Registered
Public Accounting Firm
 PricewaterhouseCoopers LLP
1201 Louisiana Street, Suite 2900
Houston, TX 77002-5678

Legal Counsel
 Skadden, Arps, Slate,
Meagher & Flom LLP
155 West Wacker Drive
Chicago, Illinois 60606

Investment Adviser
 Invesco Advisers, Inc.
1555 Peachtree Street, N.E.
Atlanta, GA 30309

Van Kampen California Value Municipal Income Trust
Results of Shareholder Votes

A Special Meeting of Shareholders of the Trust was held on April 16, 2010 and the results of the voting were as follows:

		Votes	Withheld/
Matter	Votes For	Against	Abstentions

(1) Approve a new advisory agreement between the Trust and Invesco Advisors, Inc.	11,603,165	506,808	719,714
(2) Approve a new sub-advisory agreement between Invesco Advisors, Inc. and each of Invesco TriMark Ltd.; Invesco Asset Management Deutschland, GmbH; Invesco Asset Management Limited; Invesco Asset Management (Japan) Limited; Invesco Australia Limited; Invesco Hong Kong Limited; Invesco Institutional (N.A.), Inc.; and Invesco Senior Secured Management, Inc.	11,578,930	496,765	753,991

Your Notes

Your Notes

Your Notes

Van Kampen California Value Municipal Income Trust
An Important Notice Concerning Our
Privacy Policy

You share personal and financial information with us that is necessary for your transactions and your account records. We take very seriously the obligation to keep that information confidential and private.

Invesco collects nonpublic personal information about you from account applications or other forms you complete and from your transactions with us or our affiliates. We do not disclose information about you or our former customers to service providers or other third parties except to the extent necessary to service your account and in other limited circumstances as permitted by law. For example, we use this information to facilitate the delivery of transaction confirmations, financial reports, prospectuses and tax forms.

Even within Invesco, only people involved in the servicing of your accounts and compliance monitoring have access to your information. To ensure the highest level of confidentiality and security, Invesco maintains physical, electronic and procedural safeguards that meet or exceed federal standards. Special measures, such as data encryption and authentication, apply to your communications with us on our website. More detail is available to you at invesco.com/privacy.

www.vankampen.com

Copyright ©2010 Van Kampen Funds Inc.
All rights reserved. Member FINRA/SIPC

VCVSAN 06/10
IU10-02487P-Y04/10

ITEM 2. CODE OF ETHICS.
There were no amendments to the Code of Ethics (the “Code”) that applies to the Registrant’s Principal Executive Officer (“PEO”) and Principal Financial Officer (“PFO”) during the period covered by the report. The Registrant did not grant any waivers, including implicit waivers, from any provisions of the Code to the PEO or PFO during the period covered by this report.
ITEM 3. AUDIT COMMITTEE FINANCIAL EXPERT.
Not applicable.
ITEM 4. PRINCIPAL ACCOUNTANT FEES AND SERVICES.
Not applicable.
ITEM 5. AUDIT COMMITTEE OF LISTED REGISTRANTS.
Not applicable.
ITEM 6. SCHEDULE OF INVESTMENTS.
Investments in securities of unaffiliated issuers is included as part of the reports to stockholders filed under Item 1 of this Form.
ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.
Not applicable.
ITEM 8. PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.
Not applicable.
ITEM 9. PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.
Not applicable.
ITEM 10. SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.
None.
ITEM 11. CONTROLS AND PROCEDURES.
(a)	As of June 25, 2010, an evaluation was performed under the supervision and with the participation of the officers of the Registrant, including the Principal Executive Officer (“PEO”) and Principal Financial Officer (“PFO”), to assess the effectiveness of the Registrant’s disclosure controls and procedures, as that term is defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “Act”), as amended. Based on that evaluation, the Registrant’s officers, including the PEO and PFO, concluded that, as of June 25, 2010, the Registrant’s disclosure controls and procedures were reasonably designed to ensure: (1) that information required to be disclosed by the Registrant on Form N-CSR is recorded, processed, summarized and reported within the time periods specified by the rules and forms of the Securities and Exchange Commission; and (2) that material information relating to the Registrant is made known to the PEO and PFO as appropriate to allow timely decisions regarding required disclosure.

(b)	There have been no changes in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the second fiscal quarter of the period covered by the report that has materially affected, or is reasonably likely to materially affect, the Registrant’s internal control over financial reporting.
ITEM 12. EXHIBITS.
12(a) (1)	Not applicable.

12(a) (2)	Certifications of principal executive officer and principal financial officer as required by Rule 30a-2(a) under the Investment Company Act of 1940.

12(a)(3)	Not applicable.

12(b)	Certifications of principal executive officer and principal financial officer as required by Rule 30a-2(b) under the Investment Company Act of 1940.

SIGNATURES
Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.
Registrant: Invesco Van Kampen California Value Municipal Income Trust

By:	/s/ Colin Meadows Colin Meadows
Principal Executive Officer

Date:	July 8, 2010
Pursuant to the requirements of the Securities and Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By:	/s/ Colin Meadows Colin Meadows
Principal Executive Officer

Date:	July 8, 2010

By:	/s/ Sheri Morris Sheri Morris
Principal Financial Officer

Date:	July 8, 2010

EXHIBIT INDEX

12(a) (1)	Not applicable.

12(a) (2)	Certifications of principal executive officer and principal financial officer as required by Rule 30a-2(a) under the Investment Company Act of 1940.

12(a) (3)	Not applicable

12(b)	Certifications of principal executive officer and principal financial officer as required by Rule 30a-2(b) under the Investment Company Act of 1940.